Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Unrealized net gains on available-for-sale securities, tax	$ 0	$ 0
Reclassification adjustment for realized losses (gains) on equity securities to earnings, tax	$ 0	$ 0